C/FUNDS GROUP, INC.
                           P.O. Box 622
                       Venice, FL 34284-0622
                          (941) 488-6772




FILED VIA EDGAR


February 20, 1997

Securities & Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC 20549


               RULE 24F-2 NOTICE FOR C/FUNDS GROUP, INC.


RE: File #2-96218d under 1933 Act re registration of C/FUNDS GROUP, INC. File #811-4246 under 1940 Act re registration of C/FUNDS GROUP, INC.

In conformance with registration requirements under the above acts and in compliance with Rule 24(f)2, under which registrant has elected to register an unlimited number of shares, C/FUNDS GROUP, INC., hereby submits the following for the fiscal year ending 12/31/96:

Total Number of Shares Issued and Outstanding at 12/31/96     1,427,090
Increase  (Decerase) in Number of Shares Outstanding
During Year Fiscal Year 1996                               207,471 1
Registration Fee Due and Payable on Shares Issued During Period:   $827.89

1 For the period January 1, 1996 thru December 31, 1996, shares sold to acquiring shareholders totaled 693,033 for a total consideration paid of $7,562,106. For the same period shares redeemed from selling shareholders totaled 485,562 shares for a total consideration of $5,161,216 leaving a net of 207,471 shares sold to acquiring shareholders at a total consideration of $2,400,890.

Payment of the above fee in the amount was wired via FEDWIRE. Attached is the copy of the attorney's opinion concerning the legality of shares issued is en-closed. Please advise if the SEC has any comments or any other requirements that must be met to keep its registration current with the SEC.


Respectfully,



Roland G. Caldwell, Jr.
Secretary/Treasurer

Encls

rgc/dw/jr